RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions

The Company had the following balances and transactions with related parties:

Related party balances

		December 31,
		2019	2020
		RMB	RMB
Amounts due from related parties
Chuanbang	(i)	9,938	—
Ms. Han Lijuan	(ii)	6,512	—
Ningxia Tarena Technology Co., Ltd	(iii)	—	204
Xi 'an Tongchengtongchuang Education Technology Co., LTD		38	60
Others		4	41
Total		16,492	305

Notes:

(i)	The balance resulted from the service fee to Chuanbang for providing cash collection service.
(ii)

The balance as of December 31, 2019 represented a long-term loan to Ms. Han Lijuan and upon the Company’s request to avoid any risk of possible violation of Sarbanes-Oxley Act, all of the balance was repaid to the Company on April 2, 2020.

(iii)	The balance resulted from the franchise service income.

Related party transactions